LORD ABBETT GLOBAL FUND, INC.

Lord Abbett Emerging Markets Bond Fund

Lord Abbett Emerging Markets Corporate Debt Fund

Supplement dated May 6, 2021 to the

Prospectus and Statement of Additional Information dated May 1, 2021

The following table replaces the table in the subsection under “Emerging Markets Bond Fund - Management – Portfolio Managers” on page 13 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2018
Mila Skulkina, Portfolio Manager	2020

The following table replaces the table in the subsection under “Emerging Markets Corporate Debt Fund - Management – Portfolio Managers” on page 27 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2017
Mila Skulkina, Portfolio Manager	2020

The following paragraphs replace the second and third paragraphs under “Management and Organization of the Fund – Portfolio Managers” on page 78 of the prospectus:

Emerging Markets Bond Fund. Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income, heads the Fund’s team. Mr. Rocco joined Lord Abbett in 2004. An additional member of the team is Mila Skulkina, Portfolio Manager. Ms. Skulkina joined Lord Abbett in 2013. Mr. Rocco and Ms. Skulkina are jointly and primarily responsible for the day-to-day management of the Fund.

Emerging Markets Corporate Debt Fund. Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income, heads the Fund’s team. Mr. Rocco joined Lord Abbett in 2004. An additional member of the team is Mila Skulkina, Portfolio Manager. Ms. Skulkina joined Lord Abbett in 2013. Mr. Rocco and Ms. Skulkina are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Emerging Markets Bond Fund
Steven F. Rocco	20	101,211.6	128	12,202.6	447	11,939.0[1,2]
Mila Skulkina	9	64.6	6	18.9	0	0

Emerging Markets Corporate Debt Fund
Steven F. Rocco	20	101,447.5	128	12,202.6	447	11,939.0[1,2]
Mila Skulkina	9	300.6	6	18.9	0	0
[1]	In the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $481.7 million in assets.
[2]	Includes $694.1 million for which Lord Abbett provides investment models for managed account sponsors.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-2 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Emerging Markets Bond Fund
Steven F. Rocco	$0
Mila Skulkina	$0

Emerging Markets Corporate Debt Fund
Steven F. Rocco	$0
Mila Skulkina	$0

Please retain this document for your future reference.

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